Fair Value Disclosures (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Short-term borrowings	$ (4,651)	$ (3,895)	$ (3,852)
Carrying Amount
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and cash equivalents	2,080	1,176	1,676
Foreign currency contracts, in a receivable position	10	7	6
Finance receivables, net (excluding finance leases)	20,189	17,431	15,444
Restricted cash and cash equivalents	19	64	91
Interest rate swaps, in a net receivable position	228	248	211
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Foreign currency contracts, in a payable position	(5)	(16)	(9)
Short-term borrowings	(4,651)	(3,895)	(3,852)
Long-term debt	(25,077)	(21,631)	(19,362)
Interest rate swaps, in a net payable position	(9)	(7)	(19)
Guarantees	(2)	(2)	(3)
Fair Value | Fair Value, Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and cash equivalents	2,080	1,176	1,676
Restricted cash and cash equivalents	19	64	91
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Short-term borrowings	(4,651)	(3,895)	(3,852)
Fair Value | Fair Value, Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings
Foreign currency contracts, in a receivable position	10	7	6
Finance receivables, net (excluding finance leases)	20,079	17,172	15,311
Interest rate swaps, in a net receivable position	228	248	211
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Foreign currency contracts, in a payable position	(5)	(16)	(9)
Long-term debt	(26,063)	(22,674)	(20,364)
Interest rate swaps, in a net payable position	(9)	(7)	(19)
Fair Value | Fair Value, Level 3
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Guarantees	(2)	(2)	(3)
Carrying amount of assets excluded from measurement at fair value
Financial Instruments, Financial Assets, Balance Sheet Groupings
Finance leases	7,968	7,325	7,299
Cross currency contracts | Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Foreign currency contracts, in a payable position	(1)	0	0
Cross currency contracts | Fair Value | Fair Value, Level 2
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Foreign currency contracts, in a payable position	$ (1)	$ 0	$ 0